UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C. 20549
                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2012

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Fiduciary Asset Management LLC
Address:                 8325 Forsyth Boulevard, Suite 700
                         Clayton, MO  63105

Form 13F File Number: 28-05030

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pam Brown
Title:     Chief Compliance Officer
Phone:     314-446-6763

Signature, Place, and Date of Signing:


/s/ Pam Brown                       Clayton, MO              05/15/2012
___________________________        _______________         __________

      [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               101

Form 13F Information Table Value Total:             $320,066

                                                    (thousands)

List of Other Included Mangers:

No.      Form 13F File #            Name

04       028-10624                  Curian Capital LLC



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna                          COM              00817Y108      321     6400 SH       Sole                     6400
AllianceBernstein Holding LP   COM              01881G106      199    12770 SH       Sole                    12770
Apache                         COM              037411105     4755    47338 SH       Sole                    47338
                                                               100     1000 SH       Defined 04               1000
Apple Inc                      COM              037833100     6705    11184 SH       Sole                    11184
                                                               120      200 SH       Defined 04                200
AT&T Inc                       COM              00206R102     4558   145938 SH       Sole                   145938
                                                               153     4900 SH       Defined 04               4900
Blackrock Inc                  COM              09247X101     7495    36578 SH       Sole                    36578
                                                               143      700 SH       Defined 04                700
BP p.l.c.                      COM              055622104      232     5166 SH       Sole                     5166
Buckeye Partners L.P.          COM              118230101     2362    38601 SH       Sole                    38601
Caterpillar                    COM              149123101     9451    88725 SH       Sole                    88725
                                                               213     2000 SH       Defined 04               2000
Chevron Corp                   COM              166764100    10190    95045 SH       Sole                    95045
                                                               247     2300 SH       Defined 04               2300
Chief Consolidated Mining(rest COM              168628105        ?   400000 SH       Sole                   400000
Coca Cola                      COM              191216100    39157   529075 SH       Sole                   529075
ConocoPhillips                 COM              20825c104     7791   102498 SH       Sole                   102498
                                                               152     2000 SH       Defined 04               2000
Copano Energy LLC              COM              217202100      260     7285 SH       Sole                     7285
DCP Midstream Partners LP      COM              23311p100     1204    26270 SH       Sole                    26270
Dow Chemical                   COM              260543103     6309   182143 SH       Sole                   182143
                                                               111     3200 SH       Defined 04               3200
DuPont                         COM              263534109     8207   155140 SH       Sole                   155140
                                                               164     3100 SH       Defined 04               3100
El Paso Pipeline Partners, LP  COM              283702108     1773    50830 SH       Sole                    50830
Enbridge Energy Management, LL COM              29250x103      798    25064 SH       Sole                    25064
Enbridge Energy Partners L.P.  COM              29250R106     2892    93396 SH       Sole                    93396
Energy Transfer Equity, L.P.   COM              29273V100     1439    35700 SH       Sole                    35700
Energy Transfer Partners LP    COM              29273r109      749    15965 SH       Sole                    15965
Enterprise Products Partners L COM              293792107     9055   179409 SH       Sole                   179409
Exelon Corporation             COM              30161n101     3702    94411 SH       Sole                    94411
                                                               102     2600 SH       Defined 04               2600
Exxon Mobil                    COM              30231G102      935    10785 SH       Sole                    10785
FedEx Corp.                    COM              31428x106     4507    49010 SH       Sole                    49010
FirstEnergy                    COM              337932107     4603   100974 SH       Sole                   100974
                                                                87     1900 SH       Defined 04               1900
Freeport McMoRan Copper        COM              35671D857     4642   122037 SH       Sole                   122037
                                                                99     2600 SH       Defined 04               2600
General Electric Co.           COM              369604103     9144   455620 SH       Sole                   455620
                                                               130     6500 SH       Defined 04               6500
Genesis Energy LP              COM              371927104     1246    40545 SH       Sole                    40545
Heinz                          COM              423074103    12354   230698 SH       Sole                   230698
                                                               262     4900 SH       Defined 04               4900
Henry Schein                   COM              806407102      252     3325 SH       Sole                     3325
Home Depot                     COM              437076102     7003   139196 SH       Sole                   139196
                                                               161     3200 SH       Defined 04               3200
Inergy LP                      COM              456615103      590    36070 SH       Sole                    36070
Intel                          COM              458140100    12329   438530 SH       Sole                   438530
                                                               233     8300 SH       Defined 04               8300
International Fuel Technology  COM              45953X208        9   115860 SH       Sole                   115860
Intl Business Machines         COM              459200101    13256    63532 SH       Sole                    63532
                                                               271     1300 SH       Defined 04               1300
Johnson & Johnson              COM              478160104      477     7225 SH       Sole                     7225
Kimberly Clark                 COM              494368103      255     3445 SH       Sole                     3445
Kinder Morgan Energy Partners  COM              494550106     6387    77184 SH       Sole                    77184
Kinder Morgan Management, LLC  COM              49455U100     1972    26421 SH       Sole                    26421
Kraft Foods                    COM              50075N104    10110   265983 SH       Sole                   265983
                                                               186     4900 SH       Defined 04               4900
Magellan Midstream Partners L. COM              559080106     3063    42347 SH       Sole                    42347
McDonalds Corp                 COM              580135101    13845   141134 SH       Sole                   141134
                                                               255     2600 SH       Defined 04               2600
Medtronic                      COM              585055106     5796   147885 SH       Sole                   147885
                                                               102     2600 SH       Defined 04               2600
Microsoft                      COM              594918104    10608   328866 SH       Sole                   328866
                                                               187     5800 SH       Defined 04               5800
NuStar Energy  LP              COM              67058H102      287     4857 SH       Sole                     4857
NYSE Euronext                  COM              629491101     4486   149477 SH       Sole                   149477
                                                                96     3200 SH       Defined 04               3200
Occidental Petroleum           COM              674599105     3039    31912 SH       Sole                    31912
Oneok Partners LP              COM              68268N103      966    17670 SH       Sole                    17670
Pepsico                        COM              713448108     6212    93620 SH       Sole                    93620
                                                               153     2300 SH       Defined 04               2300
Pfizer                         COM              717081103    11834   522606 SH       Sole                   522606
                                                               222     9800 SH       Defined 04               9800
Philip Morris Intl             COM              718172109    16749   189018 SH       Sole                   189018
                                                               319     3600 SH       Defined 04               3600
Plains All American Pipeline L COM              726503105     4074    51931 SH       Sole                    51931
Procter & Gamble               COM              742718109      269     4000 SH       Sole                     4000
Regency Energy Partners LP     COM              75885y107      848    34500 SH       Sole                    34500
SPDR S&P 500 ETF Trust         COM              78462F103      153     1089 SH       Sole                     1089
                                                                70      500 SH       Defined 04                500
TC Pipelines, LP               COM              87233q108     1335    29690 SH       Sole                    29690
Time Warner Inc.               COM              887317303     6650   176156 SH       Sole                   176156
                                                               121     3200 SH       Defined 04               3200
TJX Companies                  COM              872540109     4293   108110 SH       Sole                   108110
Union Pacific                  COM              907818108    10819   100661 SH       Sole                   100661
                                                               172     1600 SH       Defined 04               1600
United Parcel Service          COM              911312106     5085    63000 SH       Sole                    63000
                                                               186     2300 SH       Defined 04               2300
United Technologies            COM              913017109     7100    85609 SH       Sole                    85609
                                                               133     1600 SH       Defined 04               1600
Verizon Comm.                  COM              92343v104     6002   156998 SH       Sole                   156998
                                                                99     2600 SH       Defined 04               2600
Wal-Mart Stores                COM              931142103     6586   107621 SH       Sole                   107621
                                                               116     1900 SH       Defined 04               1900
Western Gas Partners LP        COM              958254104     1307    28325 SH       Sole                    28325
Whirlpool                      COM              963320106     9349   121637 SH       Sole                   121637
                                                               177     2300 SH       Defined 04               2300
Williams Partners LP           COM              96950F104     1538    27185 SH       Sole                    27185